                   The Hartford Financial Services Group, Inc.
                               Investment Law Unit
                              55 Farmington Avenue
                               Hartford, CT 06105


VIA ELECTRONIC TRANSMISSION

May 12, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

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
Re:        Rule 497(j) Filing                         Registration Numbers      CIK
           ------------------                         --------------------      ---
Hartford Advisers HLS Fund, Inc.                     2-81647     811-03659   0000714499
Hartford Bond HLS Fund, Inc.                         2-81650     811-03660   0000714502
Hartford Capital Appreciation HLS Fund, Inc.         2-89794     811-04005   0000741565
Hartford Dividend and Growth HLS Fund, Inc.          33-72572    811-08186   0000915770
Hartford Index HLS Fund, Inc.                        33-12278    811-05045   0000811086
Hartford International Advisers HLS Fund, Inc.       33-84950    811-08804   0000931417
Hartford International Opportunities HLS Fund, Inc.  33-33756    811-06059   0000861503
Hartford MidCap HLS Fund, Inc.                       333-25253   811-08185   0001037716
Hartford Money Market HLS Fund, Inc.                 2-81648     811-03662   0000714500
Hartford Mortgage Securities HLS Fund, Inc.          2-94211     811-04201   0000756930
Hartford Series Fund, Inc.                           333-45431   811-08629   0001053425
Hartford Small Company HLS Fund, Inc.                333-01551   811-07557   0001006414
Hartford Stock HLS Fund, Inc.                        2-57609     811-02630   0000045941
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Dear Commissioners:

      In lieu of filing the definitive prospectuses and statement of additional information for the above-referenced Funds pursuant to Rule 497(c) under the Securities Act of 1933, the Funds certify that:

1) the form of prospectuses and statement of additional information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent registration statements, and

2) the text of the most recent registration statements was filed electronically April 28, 2000.

    Please contact me at (860) 297-6443 with any questions.

Sincerely,

/s/ Kevin J.  Carr

Kevin J. Carr
Counsel